Form N-1A Cover	Aug. 31, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Yorkville America Investment Trust
Entity Central Index Key	0001040674
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 02, 2026
Prospectus Date	Aug. 31, 2026